Cover Page Cover Page	Nov. 09, 2022
Cover [Abstract]
Entity Incorporation, State or Country Code	L2
Entity Central Index Key	0001757898
Title of 12(b) Security	Ordinary Shares, $0.001 par value
Document Type	8-K
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Entity Address, Country	IE
Entity File Number	001-38848
Entity Tax Identification Number	98-1455064
Local Phone Number	1 232 2000
Document Period End Date	Nov. 09, 2022
City Area Code	353
Entity Registrant Name	STERIS plc
Entity Address, Address Line One	70 Sir John Rogerson's Quay,
Entity Address, City or Town	Dublin 2,
Trading Symbol	STE
Security Exchange Name	NYSE
Amendment Flag	false
Entity Address, Postal Zip Code	D02 R296
Entity Emerging Growth Company	false
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, $0.001 par value
Trading Symbol	STE
Security Exchange Name	NYSE
STE Two700 Senior Notes Due2031 Member
Cover [Abstract]
Title of 12(b) Security	2.700% Senior Notes due 2031
Trading Symbol	STE/31
Security Exchange Name	NYSE
Document Information [Line Items]
Title of 12(b) Security	2.700% Senior Notes due 2031
Trading Symbol	STE/31
Security Exchange Name	NYSE
Two700 Senior Notes Due2051 Member
Cover [Abstract]
Title of 12(b) Security	3.750% Senior Notes due 2051
Trading Symbol	STE/51
Security Exchange Name	NYSE
Document Information [Line Items]
Title of 12(b) Security	3.750% Senior Notes due 2051
Trading Symbol	STE/51
Security Exchange Name	NYSE